Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net sales	$ 118,239	$ 627,712	$ 731,220	$ 728,773
Cost of sales	82,587	304,875	376,166	388,298
Gross profit	35,652	322,837	355,054	340,475
Operating expenses:
Selling, technical, general and administrative	54,521	207,554	214,614	260,665
Non-cash charge related to preferred stock dividend rights	172,006
Research and development	3,995	19,898	25,051	22,966
Restructuring	762	3,636	292	896
Total operating expenses	231,284	231,088	239,957	284,527
Operating (loss) profit	(195,632)	91,749	115,097	55,948
Other (expense) income:
Interest, net	(5,372)	(45,929)	(49,139)	(54,054)
Loss on extinguishment of debt		(18,788)
Other (expense) income, net	(440)	(557)	4,981	9,412
	(5,812)	(65,274)	(44,158)	(44,642)
(Loss) income before income taxes, non-controlling interests and accrued payment-in-kind dividends on cumulative preferred shares	(201,444)	26,475	70,939	11,306
Income tax benefit (provision)	5,819	(12,961)	(24,673)	(9,953)
Net (loss) income	(195,625)	13,514	46,266	1,353
Net loss (income) attributable to the non-controlling interests	1,403	(295)	(289)	(366)
Net (loss) income attributable to Common Shareholders	(194,222)	13,219	45,977	987
Accrued payment-in-kind dividend on cumulative preferred shares	(172,006)	(22,454)	(44,605)	(40,847)
Net (loss) income attributable to common shares	$ (194,222)	$ (9,235)	$ 1,372	$ (39,860)
Earnings (loss) per share
Basic (in Dollars per share)	$ (2.10)
Diluted (in Dollars per share)	$ (2.10)
Weighted average shares outstanding (In thousands)
Basic (in Shares)	92,563
Diluted (in Shares)	92,563